Investment in Films and Television Programs (Tables)	12 Months Ended
Mar. 31, 2024
Summary of Company's Investments in Films and Television Programs
The predominant monetization strategy for all of the Company’s investments in films and television programs is on an individual film basis. Total investment in films and television programs is as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Investment in Films and Television Programs (1)(2) :
Released, net of accumulated amortization	$992.2	$779.9
Completed and not released	225.4	289.8
In progress	644.4	649.1
In development	67.0	67.9

Investment in films and television programs, net	$1,929.0	$1,786.7

(1)	At March 31, 2024, the unamortized balance related to completed and not released and in progress theatrical films was $532.5 million.
(2)
Production tax credits reduced total investment in films and television programs by $112.2 million and $181.2 million during the years ended March 31, 2024 and 2023, respectively, which resulted in a reduction of direct operating expense related to the amortization of investment in films and television programs cost of approximately $70.6 million and $84.3 million for the years ended March 31, 2024 and 2023, respectively.

Schedule of Estimated Future Amortization Expense of the Company in Film and Television Programs
The table below summarizes estimated future amortization expense for the Company’s investment in film and television programs as of March 31, 2024:

	Year Ending March 31,
	2025	2026	2027
	(Amounts in millions)
Estimated future amortization expense:
Released investment in films and television programs	$391.2	$189.5	$147.5
Completed and not released investment in films and television programs	$139.6	n/a	n/a